Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
The following table presents the allocation between the Company’s cash and cash equivalents (in USD thousands):

	December 31,
	2022	2021
Cash	$25,820	$39,578
Cash equivalents	135,485	153,384
Cash and cash equivalents	$161,305	$192,962